Warrant Liabilities - Schedule of Changes in the Fair Value of the Company's Level 3 Warrant Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Fair Value of the Company's Level 3 Warrant Liabilities [Abstract]
Balance at the beginning of the period			$ 833,615
Issuance of warrants			439,600		$ 901,080
Change in fair value of warrant liabilities	$ (4,880)		(234,673)		(67,465)
Return of warrants			(921,422)
Balance at the end of the period	$ 117,120		$ 117,120		$ 833,615